Convertible notes payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total	$ 681,335	$ 520,830
Total Current	681,335	520,830
Total Long Term	0	0
Less unamortized discount	0	(6,467)
Carrying value	681,335	514,363
Date of note issuance | 6/16/2021
Total	20,000	20,000
Original Principal Balance	$ 20,000
Muturity date	Dec. 16, 2021
Interest rate	10.00%
Date of note issuance | 6/17/2021
Total	$ 50,000	50,000
Original Principal Balance	$ 50,000
Muturity date	Dec. 17, 2021
Interest rate	10.00%
Date of note issuance | 6/18/2021
Total	$ 50,000	50,000
Original Principal Balance	$ 50,000
Muturity date	Dec. 18, 2021
Interest rate	10.00%
Date of note issuance | 7/2/2021
Total	$ 16,000	16,000
Original Principal Balance	$ 16,000
Muturity date	Jan. 02, 2022
Interest rate	10.00%
Date of note issuance | 8/4/2021
Total	$ 7,000	7,000
Original Principal Balance	$ 7,000
Muturity date	Feb. 04, 2022
Interest rate	10.00%
Date of note issuance | 8/16/2021
Total	$ 54,360	54,360
Original Principal Balance	$ 54,360
Muturity date	Feb. 16, 2022
Interest rate	10.00%
Date of note issuance | 12/2/2024
Total	$ 25,000	0
Original Principal Balance	$ 25,000
Muturity date	Jun. 02, 2025
Interest rate	6.00%
Date of note issuance | 12/9/2024
Total	$ 25,000	0
Original Principal Balance	$ 25,000
Muturity date	Jun. 09, 2025
Interest rate	6.00%
Date of note issuance | 12/18/2024
Total	$ 18,505	0
Original Principal Balance	$ 18,505
Muturity date	Mar. 28, 2024
Interest rate	10.00%
Date of note issuance | 9/10/2021
Total	$ 54,360	54,360
Original Principal Balance	$ 54,360
Muturity date	Mar. 10, 2022
Interest rate	10.00%
Date of note issuance | 10/18/2021
Total	$ 54,360	54,360
Original Principal Balance	$ 54,360
Muturity date	Apr. 18, 2022
Interest rate	10.00%
Date of note issuance | 6/30/2023
Total	$ 25,000	25,000
Original Principal Balance	$ 25,000
Muturity date	Dec. 30, 2023
Interest rate	10.00%
Date of note issuance | 9/28/2023
Total	$ 80,000	80,000
Original Principal Balance	$ 80,000
Muturity date	Mar. 28, 2024
Interest rate	6.00%
Date of note issuance | 9/29/2023
Total	$ 80,000	80,000
Original Principal Balance	$ 80,000
Muturity date	Mar. 29, 2024
Interest rate	6.00%
Date of note issuance | 10/1/2023
Total	$ 10,000	10,000
Original Principal Balance	$ 10,000
Muturity date	Mar. 31, 2024
Interest rate	6.00%
Date of note issuance | 10/13/2023
Total	$ 19,750	19,750
Original Principal Balance	$ 19,750
Muturity date	Mar. 28, 2024
Interest rate	10.00%
Date of note issuance | 8/7/2024
Total	$ 30,000	0
Original Principal Balance	$ 30,000
Muturity date	Feb. 07, 2025
Interest rate	6.00%
Date of note issuance | 8/26/2024
Total	$ 30,000	0
Original Principal Balance	$ 30,000
Muturity date	Feb. 26, 2025
Interest rate	6.00%
Date of note issuance | 10/29/2024
Total	$ 7,000	0
Original Principal Balance	$ 7,000
Muturity date	Apr. 29, 2025
Interest rate	6.00%
Date of note issuance | 11/27/2024
Total	$ 25,000	$ 0
Original Principal Balance	$ 25,000
Muturity date	May 27, 2025
Interest rate	6.00%